EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)
Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator(2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)(4)			Assets That Were Repurchased or Replaced(3)(5)			Assets Pending Repurchase or Replacement (within cure period)(3)(6)			Demand In Dispute(3)(7)			Demand Withdrawn(3)(8)			Demand Rejected(3)(9)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
JPMMT 2013-1		BANK OF MANHATTAN	26	$ 24,171,957.68	3.92%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		BLACKROCK	30	$ 24,545,561.90	3.98%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		CHASE HOME FINANCE	362	$ 296,590,844.82	48.05%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		DUBUQUE BANK	12	$ 9,651,387.33	1.56%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		FIRST REPUBLIC BANK	312	$ 251,962,028.27	40.82%	2	$ 319,147.11	1.92%	-	$ -	0.00%	-	$ -	0.00%	2	$ 319,147.11	1.92%	-	$ -	0.00%	-	$ -	0.00%
		JOHNSON BANK	14	$ 10,389,593.09	1.68%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
Total			756	$ 617,311,373.09	100.00%	2	$ 319,147.11	1.92%	-	$ -	0.00%	-	$ -	0.00%	2	$ 319,147.11	1.92%	-	$ -	0.00%	-	$ -	0.00%
JPMMT 2013-2		BANK OF AMERICA, N.A.	403	$ 322,232,733.19	72.81%	1	$ 999,000.00	22.85%	-	$ -	0.00%	-	$ -	0.00%	1	$ 999,000.00	22.85%	-	$ -	0.00%	-	$ -	0.00%
		BANK OF MANHATTAN	25	$ 25,330,817.91	5.72%	2	$ 2,629,900.00	60.15%	-	$ -	0.00%	-	$ -	0.00%	2	$ 2,629,900.00	60.15%	-	$ -	0.00%	-	$ -	0.00%
		CHASE HOME FINANCE	107	$ 87,256,165.95	19.72%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		DUBUQUE BANK	4	$ 3,966,426.00	0.90%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		JOHNSON BANK	5	$ 3,757,157.71	0.85%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
Total			544	$ 442,543,300.76	100.00%	3	$ 3,628,900.00	82.99%	-	$ -	0.00%	-	$ -	0.00%	3	$ 3,628,900.00	82.99%	-	$ -	0.00%	-	$ -	0.00%
JPMMT 2013-3		BANK OF AMERICA, N.A.	67	$ 52,696,066.92	15.27%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		CHASE HOME FINANCE	193	$ 153,697,220.35	44.54%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		DUBUQUE BANK	4	$ 2,755,062.16	0.80%	1	$ 588,863.38	1.59%	-	$ -	0.00%	-	$ -	0.00%	1	$ 588,863.38	1.59%	-	$ -	0.00%	-	$ -	0.00%
		FIRST REPUBLIC BANK	120	$ 132,478,501.10	38.39%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		JOHNSON BANK	5	$ 3,421,814.81	0.99%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
Total			389	$ 345,048,665.34	1.00E+00	1	$ 588,863.38	1.59%	-	$ -	0.00%	-	$ -	0.00%	1	$ 588,863.38	1.59%	-	$ -	0.00%	-	$ -	0.00%
JPMMT 2014-1		BANK OF AMERICA, N.A.	248	$ 216,649,554.36	60.79%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		BANK OF MANHATTAN	6	$ 7,613,767.66	2.14%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		BANK OF OKLAHOMA	3	$ 2,033,675.78	0.57%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		DUBUQUE BANK	12	$ 8,174,090.59	2.29%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		FIFTH THIRD BANK	48	$ 35,984,818.65	10.10%	1	$ 337,674.18	1.20%	-	$ -	0.00%	-	$ -	0.00%	1	$ 337,674.18	1.20%	-	$ -	0.00%	-	$ -	0.00%
		FIRST REPUBLIC BANK	54	$ 49,792,277.64	13.97%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		JOHNSON BANK	5	$ 4,053,886.62	1.14%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		OPES ADVISORS	14	$ 12,042,072.75	3.38%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		RPM MORTGAGE INC	15	$ 13,570,067.87	3.81%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		SUSQUEHANNA BANK	4	$ 2,694,969.73	0.76%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
		WELLS FARGO	3	$ 3,779,481.62	1.06%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.00%
Total			412	$ 356,388,663.27	100.00%	1	$ 337,674.18	1.20%	-	$ -	0.00%	-	$ -	0.00%	1	$ 337,674.18	1.20%	-	$ -	0.00%	-	$ -	0.00%
Grand Total			2,101	$ 1,761,292,002.46	100.00%	7	$ 4,874,584.67	0.28%	-	$ -	0.00%	-	$ -	0.00%	7	$ 4,874,584.67	0.28%	-	$ -	0.00%	-	$ -	0.00%

(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a Securitizer and that are not covered by a filing to be made by an affiliated Securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).  Information related to the BALTA 2006-7 transaction has been removed from the current Form ABS-15G because computer coding errors caused it to be reported unnecessarily.

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) In certain cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records.  This entity may or may not be the originator of the assets.  The Securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3) Except as otherwise indicated in this exhibit, the outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period. All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available. Percentage figures that are greater than 0.000% and less than 0.005% may be displayed in the table above as 0.00% due to rounding.

(4) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(5) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(6) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(7) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(8) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(9) “Demand Rejected” shows all assets where a repurchase demand has been rejected by the Securitizer, including assets that have not been repurchased or replaced in response to a repurchase demand that (i) was initially reported on a Form ABS-15G more than 3 years prior to the beginning of the reporting period covered by this Form ABS-15G and (ii) was not categorized as a Demand in Dispute or a Demand Withdrawn during the reporting period covered by this Form ABS-15G.